Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (624,724)	$ (10,552,771)
Adjustments to reconcile (net loss) to net cash (used in) operations:
Stock issued for services rendered	345,000	9,961,251
Increase (decrease) in operating liabilities
Accounts payable	26,408	(8,703)
Customer deposit	(27,497)	(8,003)
Accrued payroll taxes	16,700
NET CASH (USED IN) OPERATING ACTIVITIES	(264,113)	(608,226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common shares to accredited investors		626,322
Incurrence of unsecured demand loan payable	250,000
Stock redemption and cancellation	(8,001)
NET CASH PROVIDED BY FINANCING ACTIVITIES	242,000	626,322
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,113)	18,096
CASH AND CASH EQUIVALENTS,
BEGINNING OF THE YEAR	41,269	23,174
END OF THE YEAR	$ 19,156	$ 41,269